Derivatives - Effect of hedging items on statement financial position, statement of comprehensive income, statement of changes in equity (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Carrying value of assets		₩ 564,291
Carrying value of liabilities		6,828,511
Fair value hedges | Interest rate risk
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Carrying value of assets	[1]	704,942	₩ 143,496
Carrying value of liabilities	[1]	6,370,330	6,750,929
Assets of Cumulative fair value hedge adjustment		6,207	6,563
Liabilities of Cumulative fair value hedge adjustment		(85,441)	193,452
Changes if fair value in the period		274,005	(175,369)
Cash flow hedge reserve		0
Foreign currency conversion reserves		0
Fair value hedges | Foreign Exchange Risk
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Carrying value of assets	[1]	415,693	342,205
Carrying value of liabilities	[1]	0
Assets of Cumulative fair value hedge adjustment		0
Liabilities of Cumulative fair value hedge adjustment		0
Changes if fair value in the period		23,109	(26,927)
Cash flow hedge reserve		0
Foreign currency conversion reserves		0
Cash Flow Hedges | Interest rate risk
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Carrying value of assets	[1]	607,062	617,463
Carrying value of liabilities	[1]	1,714,303	1,674,460
Assets of Cumulative fair value hedge adjustment		0
Liabilities of Cumulative fair value hedge adjustment		0
Changes if fair value in the period		22,432	2,296
Cash flow hedge reserve		67,553	60,659
Foreign currency conversion reserves		0
Cash Flow Hedges | Foreign Exchange Risk
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Carrying value of assets	[1]	2,848,303	3,264,740
Carrying value of liabilities	[1]	2,782,574	2,962,041
Assets of Cumulative fair value hedge adjustment		0
Liabilities of Cumulative fair value hedge adjustment		0
Changes if fair value in the period		336,281	(58,557)
Cash flow hedge reserve		(19,296)	(32,001)
Foreign currency conversion reserves		0
Hedges of net investment | Foreign Exchange Risk
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Carrying value of assets	[1]	0
Carrying value of liabilities	[1]	0
Assets of Cumulative fair value hedge adjustment		0
Liabilities of Cumulative fair value hedge adjustment		0
Changes if fair value in the period		74,525	44,049
Cash flow hedge reserve		0
Foreign currency conversion reserves		₩ (66,626)	₩ (141,151)

[1]	The related account categories are presented as interest rate swap assets / liabilities and currency forwards.